Other accounts payable (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Current
Total current		$ 35,553	$ 33,689
Sociedad Minera Cerro Verde S.A.A. [Member]
Current
Mining royalties, interests and penalties 2006-Sept. 2011 (a)	[1]	95,120	97,263
Other		4,260	3,991
Total current		99,380	101,254
Non-current
Mining royalties, interests and penalties 2009-Sept. 2011 (b)	[2]	362,464	215,070
Total other accounts payable		$ 461,844	$ 316,324

[1]	December 31, 2019 December 31, 2018US$(000)US$(000)CurrentRoyalties and mining taxes (a) 95,120 97,263Other 4,260 3,991Total current 99,380 101,254Non-currentRoyalties and mining taxes (b) 362,464 215,070Total other accounts payable 461,844 316,324As of December 31, 2019, represents the current portion of the monthly payments of the installment programs for disputed mining royalties for the year 2013 and special mining tax for the period October 2011 through December 2013, for which payments will start in the first quarter of 2020 (US$50.1 million, including interest, deferred interest and penalties of US$29.1 million) and the remaining monthly payments of the installment programs for disputed mining royalties for the period January 2009 through September 2011 and for the year 2012 (US$45.0 million, including interest and penalties of US$26.5 million) (see Note 13(d)).As of December 31, 2018, represents the current portion of the monthly payments of the new installment programs approved by SUNAT which the Company will start paying in second-quarter 2019, related to disputed mining royalties for the period January 2009 through September 2011 of US$23.8 million and interest, deferral interest and penalties of US$41.4 million. The current amount also includes the remaining monthly payments of the installment program approved by SUNAT related to disputed mining royalties for the years 2006 to 2008 of US$13.2 million and interest and penalties of US$18.9 million.
[2]	As of December 31, 2019, represents the non-current portion of the monthly payments of the installment programs of disputed mining royalties for the period January 2009 through September 2011 and for the years 2012 and 2013 (US$273.8 million, including interest and penalties of US$157.5 million) and special mining tax for the period October 2011 through December 2013 (US$88.7 million (see Note 13(d)).As of December 31, 2018, represents the non-current portion of the monthly payments of the new installment programs related to disputed mining royalties for the period January 2009 through September 2011 of US$85.5 million and interest and penalties of US$129.6 million.